NON-CURRENT LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis:
Less than one year	$ 537	$ 463
One to five years	258	312
Total lease commitments	795	775
Impact of discounting remaining lease payments	(41)	(103)
Total lease liabilities as of December 31, 2020	754	672
Current	500	429
Non-current	254	243
Total	$ 754	$ 672